U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

August 26, 2025

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C. 20549

Re:	Managed Portfolio Series (the “Trust”)
File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, the Kensington Credit Opportunities ETF.

If you have any questions or require further information, do not hesitate to contact me at 341-444-8827 or jason.venner@usbank.com.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ Jason M. Venner

Jason M. Venner
Secretary of Managed Portfolio Series

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP.